Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 614,431	$ 710,072	$ 299,554
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	205,291	190,566	117,848
Changes in fair value - commodity hedging instruments	50,233	(194,423)	16,899
Reserve for doubtful accounts	(315)	296	1,015
Amortization of loan fees and original issue discount	6,450	14,496	21,975
Loss on extinguishment of debt	0	9	46,773
Stock-based compensation expense	16,505	19,903	5,973
Deferred income taxes	(41,895)	71,827	(64,347)
Excess tax benefit from stock-based compensation	(871)	(1,144)	(8,362)
Income from equity method investment, net of dividends	1,672	2,238	0
Loss (gain) and impairments on disposal of assets, net	51	8,530	(4,989)
Changes in operating assets and liabilities:
Accounts receivable	108,604	132,107	(129,531)
Inventories	81,699	(71,849)	37,803
Prepaid expenses	15,202	23,722	(23,342)
Other assets	(41,187)	22,312	(4,020)
Accounts payable and accrued liabilities	(198,707)	(190,209)	126,120
Other long-term liabilities	(29,264)	(3,656)	(1,784)
Net cash provided by operating activities	843,083	737,633	441,153
Cash flows from investing activities:
Capital expenditures	(290,863)	(223,271)	(205,677)
Proceeds from the sale of assets	1,114	1,936	7,475
Return of capital on equity method investment	0	7,480	1,140
Northern Tier Energy acquisition, net of cash acquired	0	0	(698,823)
Increase in restricted cash	(170,000)	(320,000)	0
Use of restricted cash	267,903	152,991	0
Net Cash Provided by (Used in) Investing Activities	(191,846)	(380,864)	(895,885)
Cash flows from financing activities:
Additions to long-term debt	300,000	79,311	900,000
Payments on long-term debt and capital lease obligations	(7,368)	(6,072)	(325,369)
Borrowings on revolving credit facility	145,000	269,000	0
Repayments of revolving credit facility	(269,000)	0	(50,000)
Distribution to non-controlling interest holders	(238,366)	(173,637)	(28,575)
Debt retirement fees	0	0	24,396
Deferred financing costs	(6,820)	(9,649)	(28,646)
Purchases of common stock for treasury	(105,000)	(259,222)	(252,841)
Dividends paid	(129,211)	(293,746)	(52,489)
Convertible debt redemption	0	(809)	(357)
Net proceeds from issuance of WNRL common units	0	0	323,146
Excess tax benefit from stock-based compensation	871	1,144	8,362
Net cash provided by (used in) financing activities	(309,894)	(393,680)	468,835
Net increase (decrease) in cash and cash equivalents	341,343	(36,911)	14,103
Cash and cash equivalents at beginning of year	431,159	468,070	453,967
Cash and cash equivalents at end of year	$ 772,502	$ 431,159	$ 468,070